RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY DISCLOSURES
Summary of transactions are proceeded with related parties

in € thousand	2025	2024	2023
Interest income on loans granted to
Shareholder	—	4	1,077

Interest expense on loans received from
Key management personnel	—	3	12
Other related parties	638	510	558
Shareholder	877	916	737

Purchases of goods or services
Equity method investees	2,438	—	3
Other related parties	4,552	1,663	236

Sale of goods or services
Equity method investees	332	—	427
Other related parties	134	31	11,801

Salary and Bonus
Shareholder	933	1,055	1,149
Key management personnel	1,906	1,428	1,562

in € thousand	12/31/2025	12/31/2024
Outstanding balances - Liabilities
Shareholder	25,611	29,486
Equity method investees	2,663	358
Other related parties	26,609	16,973

Liabilities to other related parties include financial liabilities related to the Black Forest term loan. For further information, please see note 29. Non-current and current financial liabilities.

in € thousand	12/31/2025	12/31/2024
Outstanding balances - Receivables
Equity method investees	4,261	4,068
Other related parties	1,445	1,286